SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and development and advertising costs, Government grants, Capitalized interest and Debt issuance cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and development and advertising costs
Research and development expenses	¥ 39,343	¥ 40,049	¥ 21,627
Advertising costs	15,043	14,778	7,454
Government grants
Deferred government grants in other long-term liabilities	22,245	6,196
Capitalized interest
Total interest costs	1,805,434	1,402,015	1,040,898
Less: interest costs capitalized	(150,697)	(85,509)	(72,205)
Interest expenses	1,654,737	1,316,506	¥ 968,693
Debt issuance costs
Unamortised debt issuance costs	197,119	226,085
Noncurrent liabilities
Government grants
Deferred government grants in other long-term liabilities	22,245	6,196
Other current assets
Debt issuance costs
Unamortized debt commitment costs	¥ 0	¥ 28,919